Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Entity Registrant Name	BrooQLy Inc.
Entity Central Index Key	0001854526
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	86-2265420
Entity Address Address Line 1	3753 Plaza Dr
Entity Address Address Line 2	Ann Arbor
Entity Address City Or Town	Palos Hills
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48108
City Area Code	718
Local Phone Number	705-8770